Condensed Consolidated Interim Statements of Loss and Comprehensive Loss (Income) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2019	May 31, 2018
Expenses
General and administrative	$ 884	$ 1,513	$ 3,793	$ 4,644
Interest	2,349	5,083	7,331	14,938
Foreign exchange loss	1,551	726	2,109	3,925
Stock compensation expense	505	10	521	62
Closure, care and maintenance costs		1,303	(509)	14,231
Operating expenses, total	5,289	8,635	13,245	37,800
Other Income
Loss (Gain) on fair value derivatives and warrants	(1,589)	(758)	839	(2,687)
Loss on Asset Held for Sale		2,305		2,305
Loss (Gain) on fair value of marketable securities		692	(609)	692
Net finance income	(18)	(153)	(338)	(505)
Loss for the period	3,682	10,721	13,137	37,605
Items that may be subsequently reclassified to net loss:
Currency translation adjustment	(1,153)	(1,195)	(2,361)	(8,277)
Comprehensive loss for the period	2,529	9,526	10,776	29,328
Loss attributable to:
Shareholders of Platinum Group Metals Ltd.	3,682	10,572	13,137	35,240
Non-controlling interests	0	149	0	2,365
Total Loss	3,682	10,721	13,137	37,605
Comprehensive loss attributable to:
Shareholders of Platinum Group Metals Ltd.	2,529	13,973	10,776	26,963
Non-controlling interests		(4,447)		2,365
Comprehensive loss for the period	$ 2,529	$ 9,526	$ 10,776	$ 29,328
Basic and diluted loss per common share (in dollars per share)	$ 0.11	$ 0.61	$ 0.42	$ 2.24
Weighted average number of common shares outstanding: Basic and diluted (in shares)	33,480,901	17,396,129	30,980,173	15,758,752